Revenue Classified by Major Geographic Areas (Detail) - USD ($) $ in Millions		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue		$ 245,122	$ 211,915	$ 198,270
United States
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue	[1]	124,704	106,744	100,218
Other Countries
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue		$ 120,418	$ 105,171	$ 98,052

[1]	Includes billings to OEMs and certain multinational organizations because of the nature of these businesses and the impracticability of determining the geographic source of the revenue.